Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Griffin Capital Essential Asset REIT, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Investments
Investments
Investment in Unconsolidated Entities
Heritage Commons X, LTD
In June 2018, the Company, through a special purpose entity, wholly-owned by the Operating Partnership, formed a joint venture (the "Heritage Common X") for the construction and ownership of a four-story Class "A" office building with a net rentable area of approximately 200,000 square feet located in Forth Worth Texas (the "Heritage Commons Property"). The Heritage Commons Property is expected to be completed in January 2019 and is 100% leased to Mercedes-Benz Financial Services USA. The total project budget is $48.1 million, which was funded via a $41.4 million construction loan, and approximately $6.7 million of equity contributed by the members of the joint venture.
As of September 30, 2018, the Company has an ownership interest of approximately 45% in the Heritage Common X joint venture. The Company's equity contributions consisted of $3.1 million, provided during the initial creation of Heritage Common X.
Digital Realty Trust, Inc.
In September 2014, the Company, through a special purpose entity ("SPE"), wholly-owned by the Operating Partnership, acquired an 80% interest in a joint venture with an affiliate of Digital Realty Trust, Inc. for $68.4 million, which was funded with equity proceeds raised in the Company's Public Offerings. The gross acquisition value of the property was $187.5 million, plus closing costs, which was partially financed with debt of $102.0 million. The joint venture was created for purposes of directly or indirectly acquiring, owning, financing, operating and maintaining a data center facility located in Ashburn, Virginia (the "Property"). The Property is approximately 132,300 square feet and consists of certain data processing and communications equipment that is fully leased to a social media company and a financial services company with an average remaining lease term of approximately four years.
The joint venture currently uses an interest rate swap to manage its interest rate risk associated with its variable rate debt. The interest rate swap is designated as an interest rate hedge of its exposure to the volatility associated with interest rates. As a result of the hedge designation and in satisfying the requirement for cash flow hedge accounting, the joint venture records changes in the fair value in accumulated other comprehensive income. In conjunction with the investment in the joint venture discussed above, the Company recognized its 80% share, or approximately $0.2 million of other comprehensive income for the nine months ended September 30, 2018.
The interests discussed above are deemed to be variable interests in variable interest entities ("VIE') and, based on an evaluation of the variable interests against the criteria for consolidation, the Company determined that it is not the primary beneficiary of the investments, as the Company does not have power to direct the activities of the entities that most significantly affect their performance. As such, the interest in the VIEs are recorded using the equity method of accounting in the accompanying consolidated financial statements. Under the equity method, the investments in the unconsolidated entities are stated at cost and adjusted for the Company’s share of net earnings or losses and reduced by distributions. Equity in earnings of real estate ventures is generally recognized based on the allocation of cash distributions upon liquidation of the investment at book value in accordance with the operating agreements. The Company's maximum exposure to losses associated with their unconsolidated investments is primarily limited to its carrying value in the investments.
As of September 30, 2018, the balance of the investments are shown below:

	Digital Realty Joint Venture	Heritage Common X	Total
Balance as of December 31, 2017	$37,114	$—	$37,114
Initial contribution	—	3,266	3,266
Net loss	(1,617)	—	(1,617)
Distributions	(5,627)	—	(5,627)
Other comprehensive income	224	—	224
Balance as of September 30, 2018	$30,094	$3,266	$33,360

Investments
Investment in Unconsolidated Entities
Digital Realty Trust, Inc.
On September 9, 2014, the Company, through a special purpose entity (“SPE”), wholly-owned by the Operating Partnership, acquired an 80% interest in a joint venture with an affiliate of Digital Realty Trust, Inc. for $68.4 million, which was funded with equity proceeds raised in the Company’s Public Offerings. The gross acquisition value of the property was $187.5 million, plus closing costs, which was partially financed with debt of $102.0 million. The joint venture was created for purposes of directly or indirectly acquiring, owning, financing, operating and maintaining a data center facility located in Ashburn, Virginia (the “Property”). The Property is approximately 132,300 square feet and consists of certain data processing and communications equipment that is fully leased to a social media company and a financial services company with an average remaining lease term of approximately five years.
The joint venture currently uses an interest rate swap to manage its interest rate risk associated with its variable rate debt. The interest rate swap is designated as an interest rate hedge of its exposure to the volatility associated with interest rates. As a result of the hedge designation and in satisfying the requirement for cash flow hedge accounting, the joint venture records changes in the fair value in accumulated other comprehensive income. In conjunction with the investment in the joint venture discussed above, the Company recognized its 80% share, or approximately $0.5 million of other comprehensive income for the year ended December 31, 2017.
The interest discussed above is deemed to be a variable interest in a VIE, and, based on an evaluation of the variable interest against the criteria for consolidation, the Company determined that it is not the primary beneficiary of the investment, as the Company does not have power to direct the activities of the entity that most significantly affect its performance. As such, the interest in the VIE is recorded using the equity method of accounting in the accompanying consolidated financial statements. Under the equity method, the investment in the unconsolidated entity is stated at cost and adjusted for the Company’s share of net earnings or losses and reduced by distributions. Equity in earnings of real estate ventures is generally recognized based on the allocation of cash distributions upon liquidation of the investment at book value in accordance with the operating agreements. The Company’s maximum exposure to losses associated with its unconsolidated investment is primarily limited to its carrying value in the investment.
As of December 31, 2017, the balance of the investment is shown below:

Digital Realty Joint Venture
Balance as of December 31, 2016	$46,313
Other comprehensive income	465
Net loss	(2,065)
Distributions	(7,599)
Balance as of December 31, 2017	$37,114